UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038
                                   ---------


                           The Money Market Portfolios
                           ---------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 06/30
                         -----

Date of reporting period: 12/31/05
                          --------

      Item 1. Reports to Stockholders.

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                         -----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED
                                         DECEMBER 31,
                                            2005                                       YEAR ENDED JUNE 30,
                                         (UNAUDITED)             2005           2004           2003           2002           2001
                                         -----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .   $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         -----------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...............        0.018             0.020          0.009          0.014          0.026          0.059

Less distributions from net investment
 income ..............................       (0.018)           (0.020)        (0.009)        (0.014)        (0.026)        (0.059)
                                         -----------------------------------------------------------------------------------------
Net asset value, end of period .......   $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         =========================================================================================

Total return(a) ......................         1.82%             2.06%          0.94%          1.41%          2.63%          6.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....   $5,626,123        $5,676,479     $5,505,394     $5,331,200     $4,734,196     $4,490,919

Ratios to average net assets:

 Expenses ............................         0.16%(b)          0.16%          0.16%          0.15%          0.16%          0.16%

 Expenses net of waiver and
  payments by affiliate ..............         0.16%(b)          0.16%          0.15%          0.15%          0.15%          0.15%

 Net investment income ...............         3.57%(b)          2.04%          0.93%          1.39%          2.56%          5.91%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


20 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                       AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------
   BANK NOTES (COST $200,000,801) 3.6%
   Bank of America NA, 4.29%, 1/30/06 ........................................   $200,000,000   $  200,000,801
                                                                                                --------------
   CERTIFICATES OF DEPOSIT 50.7%
   Abbey National Treasury Services PLC, Stamford Branch, 4.24% - 4.29%,
     1/31/06 - 2/01/06 .......................................................    200,000,000      200,001,156
   ABN AMRO Bank, N.V., Chicago Branch, 4.295%, 2/03/06 ......................    200,000,000      200,000,858
   Bank of Montreal, Chicago Branch, 4.24% - 4.28%, 1/10/06 - 1/20/06 ........    200,000,000      200,000,761
   Bank of Nova Scotia, Portland Branch, 4.24%, 1/11/06 ......................    100,000,000      100,000,277
   Banque Nationale de Paris, San Francisco Branch, 4.39%, 3/03/06 ...........    200,000,000      200,000,000
   Barclay's Bank PLC, New York Branch, 4.235% - 4.39%, 1/23/06 - 2/28/06 ....    200,000,000      200,002,226
   Calyon North America Inc., New York Branch, 4.38%, 2/23/06 - 2/24/06 ......    200,000,000      200,000,000
   DEPFA Bank PLC, New York Branch, 4.30%, 1/20/06 ...........................     75,000,000       75,000,197
   Dexia Credit Local, New York Branch, 4.385%, 2/21/06 - 2/22/06 ............    200,000,000      200,000,000
   HBOS Treasury Services, New York Branch, 4.24%, 1/31/06 (United Kingdom) ..    175,000,000      175,001,447
   Rabobank Nederland N.V., New York Branch, 4.21%, 1/04/06 - 1/05/06 ........    200,000,000      200,000,000
   Societe Generale North America, New York Branch, 4.28%, 1/24/06 - 1/27/06 .    200,000,000      200,000,000
   Svenska Handelsbanken, New York Branch, 4.24% - 4.40%, 1/17/06 - 2/27/06 ..    200,000,000      200,002,014
   Toronto Dominion Bank, New York Branch, 4.28%, 1/19/06 - 1/20/06 ..........    200,000,000      200,000,000
   UBS AG, Stamford Branch, 4.29%, 1/26/06 ...................................    100,000,000      100,000,346
   Wells Fargo Bank NA, San Francisco Branch, 4.23% - 4.30%, 1/09/06 - 1/18/06    200,000,000      200,000,000
                                                                                                --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,850,009,282) .......................                   2,850,009,282
                                                                                                --------------
(a)COMMERCIAL PAPER 39.5%
   Bank of Ireland, 1/06/06 ..................................................    200,000,000      199,883,333
   Commonwealth Bank of Australia, 1/03/06 - 1/25/06 .........................    175,000,000      174,767,028
   Concentrate Manufacturing Co., 1/05/06 - 2/08/06 ..........................    189,000,000      188,324,428
   DEPFA Bank PLC, 1/04/06 - 1/20/06 .........................................    125,000,000      124,902,629
   General Electric Capital Corp., 1/05/06 - 1/06/06 .........................    200,000,000      199,892,500
   Goldman Sachs Group Inc., 1/04/06 - 1/17/06 ...............................    200,000,000      199,744,126
   International Nederlanden U.S., 1/23/06 - 1/26/06 .........................    180,370,000      179,865,304
   Merrill Lynch & Co Inc., 1/03/06 ..........................................    200,000,000      199,953,444
   Morgan Stanley Group Inc., 1/04/06 ........................................     59,450,000       59,429,093
   National Australia Funding, 1/09/06 - 1/12/06 .............................    200,000,000      199,775,166
   Toyota Motor Credit Corp., 2/06/06 - 2/07/06 ..............................    200,000,000      199,128,056
   UBS AG Finance Delaware LLC, 1/13/06 ......................................    100,000,000       99,860,000
   Westpac Banking Corp., 1/23/06 ............................................    200,000,000      199,475,667
                                                                                                --------------
   TOTAL COMMERCIAL PAPER (COST $2,225,000,774) ..............................                   2,225,000,774
                                                                                                --------------
(a)U.S. GOVERNMENT AND AGENCY SECURITIES (COST $90,692,073) 1.6%
   Federal Home Loan Bank, 1/03/06 ...........................................     90,709,000       90,692,073
                                                                                                --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,365,702,930) ......                   5,365,702,930
                                                                                                --------------


                                                          Semiannual Report | 21

THE MONEY MARKET PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------
(b)REPURCHASE AGREEMENTS 11.6%
   ABN AMRO Bank, N.V., New York Branch, 4.00%, 1/03/06 (Maturity Value $295,131,111)
     Collateralized by U.S. Government Agency Securities, 4.25% - 4.625%,
      1/15/08 - 8/15/10 .............................................................   $295,000,000   $   295,000,000
   Deutsche Bank Securities Inc., 3.39%, 1/03/06 (Maturity Value $32,367,187)
     Collateralized by aU.S. Treasury Bills, 6/08/06 ................................     32,355,000        32,355,000
   Morgan Stanley & Co. Inc., 3.40%, 1/03/06 (Maturity Value $32,372,225)
     Collateralized by U.S. Treasury Notes, 3.50% - 4.00%, 2/15/10 - 4/15/10 ........     32,360,000        32,360,000
   UBS Securities LLC, 4.00%, 1/03/06 (Maturity Value $295,131,111)
     Collateralized by U.S. Government Agency Securities, 7.25%, 1/15/10 ............    295,000,000       295,000,000
                                                                                                       ----------------
   TOTAL REPURCHASE AGREEMENTS (COST $654,715,000) ..................................                      654,715,000
                                                                                                       ----------------
   TOTAL INVESTMENTS (COST $6,020,417,930) 107.0% ...................................                    6,020,417,930
   OTHER ASSETS, LESS LIABILITIES (7.0)% ............................................                     (394,295,419)
                                                                                                       ----------------
   NET ASSETS 100.0% ................................................................                  $ 5,626,122,511
                                                                                                       ================

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.



22 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 DECEMBER 31,
                                                    2005                                YEAR ENDED JUNE 30,
                                                 (UNAUDITED)          2005         2004         2003         2002        2001
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                  -----------------------------------------------------------------------------
Income from investment operations - net
 investment income ............................      0.018           0.020        0.009        0.013        0.024        0.056

Less distributions from net investment income .     (0.018)         (0.020)      (0.009)      (0.013)      (0.024)      (0.056)
                                                  -----------------------------------------------------------------------------
Net asset value, end of period ................   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                  =============================================================================

Total return(a) ...............................       1.77%           1.99%        0.87%        1.34%        2.43%        5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $ 97,936        $110,761     $117,815     $201,758     $226,676     $186,718

Ratios to average net assets:

 Expenses .....................................       0.17%(b)        0.17%        0.16%        0.16%        0.16%        0.16%

 Expenses net of waiver and payments
  by affiliate ................................       0.15%(b)        0.15%        0.15%        0.15%        0.15%        0.15%

 Net investment income ........................       3.48%(b)        1.97%        0.87%        1.34%        2.33%        5.63%


(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.

                     Semiannual Report | See notes to financial statements. | 23

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                          AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 6.6%
(a)U.S. Treasury Bill, 4/27/06 ..............................................................   $ 2,000,000   $ 1,973,707
(a)U.S. Treasury Bill, 5/04/06 ..............................................................     2,000,000     1,971,881
   U.S. Treasury Note, 2.50%, 5/31/06 .......................................................     2,500,000     2,489,346
                                                                                                              -----------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $6,434,934) ............................                   6,434,934
                                                                                                              -----------
(b)REPURCHASE AGREEMENTS 93.4%
   ABN AMRO Bank, N.V., New York Branch, 3.30%, 1/03/06 (Maturity Value $5,001,833)
     Collateralized by aU.S. Treasury Bills, 4/27/06 ........................................     5,000,000     5,000,000
   Banc of America Securities LLC, 3.30%, 1/03/06 (Maturity Value $5,001,833)
     Collateralized by U.S. Treasury Notes, 2.50%, 9/30/06 ..................................     5,000,000     5,000,000
   Barclays Capital Inc., 3.30%, 1/03/06 (Maturity Value $5,001,833)
     Collateralized by U.S. Treasury Notes, 3.25%, 8/15/07 ..................................     5,000,000     5,000,000
   Bear, Stearns & Co. Inc., 3.10%, 1/03/06 (Maturity Value $5,001,722)
     Collateralized by U.S. Treasury Notes, 4.625%, 5/15/06 .................................     5,000,000     5,000,000
   Deutsche Bank Securities Inc., 3.39%, 1/03/06 (Maturity Value $20,752,814)
     Collateralized by aU.S. Treasury Bills, 4/13/06 ........................................    20,745,000    20,745,000
   Dresdner Kleinwort Wasserstein Securities LLC, 3.50%, 1/03/06 (Maturity Value $10,003,889)
     Collateralized by U.S. Treasury Notes, 4.00%, 6/15/09 ..................................    10,000,000    10,000,000
   Greenwich Capital Markets Inc., 3.35%, 1/03/06 (Maturity Value $10,003,722)
     Collateralized by U.S. Treasury Notes, 1.625%, 2/28/06 .................................    10,000,000    10,000,000
   Merrill Lynch Government Securities Inc., 3.38%, 1/03/06 (Maturity Value $5,001,878)
     Collateralized by U.S. Treasury Notes, 2.50%, 9/30/06 ..................................     5,000,000     5,000,000
   Morgan Stanley & Co. Inc., 3.40%, 1/03/06 (Maturity Value $20,752,837)
     Collateralized by U.S. Treasury Notes, 3.875% - 4.00%, 4/15/10 - 7/15/10 ...............    20,745,000    20,745,000
   UBS Securities LLC, 3.50%, 1/03/06 (Maturity Value $5,001,944)
     Collateralized by U.S. Treasury Notes, 3.875%, 5/15/09 .................................     5,000,000     5,000,000
                                                                                                              -----------
   TOTAL REPURCHASE AGREEMENTS (COST $91,490,000) ...........................................                  91,490,000
                                                                                                              -----------
   TOTAL INVESTMENTS (COST $97,924,934) 100.0% ..............................................                  97,924,934
   OTHER ASSETS, LESS LIABILITIES 0.0%(c) ...................................................                      11,259
                                                                                                              -----------
   NET ASSETS 100.0% ........................................................................                 $97,936,193
                                                                                                              ===========

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.

(c)   Rounds to less than 0.05% of net assets.


24 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

                                                   -------------------------------
                                                                       THE U.S.
                                                                      GOVERNMENT
                                                        THE           SECURITIES
                                                    MONEY MARKET     MONEY MARKET
                                                     PORTFOLIO        PORTFOLIO
                                                   -------------------------------
Assets:
 Investments in securities, at amortized cost ..   $5,365,702,930   $    6,434,934
 Repurchase agreements, at value and cost ......      654,715,000       91,490,000
                                                   -------------------------------
        Total investments ......................    6,020,417,930       97,924,934
 Cash ..........................................            4,780            4,871
 Interest receivable ...........................        6,442,459           22,648
                                                   -------------------------------
        Total assets ...........................    6,026,865,169       97,952,453
                                                   -------------------------------
Liabilities:
 Payables:
  Investment securities purchased ..............      400,000,858               --
  Affiliates ...................................          716,288           10,676
  Distributions to shareholders ................            8,950               32
 Accrued expenses and other liabilities ........           16,562            5,552
                                                   -------------------------------
        Total liabilities ......................      400,742,658           16,260
                                                   -------------------------------
          Net assets, at value .................   $5,626,122,511   $   97,936,193
                                                   ===============================
Net assets consist of paid-in capital ..........   $5,626,122,511   $   97,936,193
                                                   ===============================
Shares outstanding .............................    5,626,122,511       97,936,193
                                                   ===============================
Net asset value per share ......................   $         1.00   $         1.00
                                                   ===============================


                     Semiannual Report | See notes to financial statements. | 25

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2005 (unaudited)

                                                                  -------------------------------
                                                                                     THE U.S.
                                                                                    GOVERNMENT
                                                                       THE          SECURITIES
                                                                  MONEY MARKET     MONEY MARKET
                                                                    PORTFOLIO        PORTFOLIO
                                                                  -------------------------------
Investment income:
 Interest .....................................................   $ 105,684,459    $   1,807,759
                                                                  -------------------------------
Expenses:
 Management fees (Note 3a) ....................................       4,253,003           74,807
 Custodian fees (Note 4) ......................................          55,374              779
 Reports to shareholders ......................................           4,981            1,317
 Professional fees ............................................          25,268            6,114
 Other ........................................................          84,938            1,474
                                                                  -------------------------------
        Total expenses ........................................       4,423,564           84,491
        Expense reductions (Note 4) ...........................         (24,817)            (890)
        Expenses waived/paid by affiliates (Note 3c) ..........              --           (8,893)
                                                                  -------------------------------
          Net expenses ........................................       4,398,747           74,708
                                                                  -------------------------------
           Net investment income ..............................     101,285,712        1,733,051
                                                                  -------------------------------
Net increase (decrease) in net assets resulting from operations   $ 101,285,712    $   1,733,051
                                                                  ===============================


26 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                              -----------------------------------------------------------------------------
                                                                                      THE U.S. GOVERNMENT SECURITIES
                                                   THE MONEY MARKET PORTFOLIO               MONEY MARKET PORTFOLIO
                                              -----------------------------------------------------------------------------

                                               SIX MONTHS ENDED                      SIX MONTHS ENDED
                                              DECEMBER 31, 2005      YEAR ENDED      DECEMBER 31, 2005    YEAR ENDED
                                                  (UNAUDITED)       JUNE 30, 2005        (UNAUDITED)     JUNE 30, 2005
                                              -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................    $   101,285,712     $   119,375,531     $   1,733,051     $   2,239,743
  Net realized gain (loss) from
    investments ............................                 --                  --                --               190
                                                ---------------------------------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations .........        101,285,712         119,375,531         1,733,051         2,239,933
 Distributions to shareholders from net
  investment income ........................       (101,285,712)       (119,375,531)       (1,733,051)       (2,239,933)(a)
 Capital share transactions (Note 2) .......        (50,356,907)        171,085,254       (12,825,205)       (7,053,156)
                                                ---------------------------------------------------------------------------

         Net increase (decrease) in
          net assets .......................        (50,356,907)        171,085,254       (12,825,205)       (7,053,156)
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period ......................      5,676,479,418       5,505,394,164     $ 110,761,398       117,814,554
                                                ---------------------------------------------------------------------------
  End of period ............................    $ 5,626,122,511     $ 5,676,479,418     $  97,936,193     $ 110,761,398
                                                ===========================================================================

(a)   Distributions were increased by a net gain from investments of $190.


                     Semiannual Report | See notes to financial statements. | 27

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Portfolios' Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At December 31, 2005, all repurchase agreements held by the Portfolios had been entered into on December 30, 2005.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Such distributions are reinvested in additional shares of the Portfolios. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


28 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets of the Trust. Portfolio specific expenses are charged directly to the Portfolio that incurred the expense.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                     --------------------------------------
                                                                                THE
                                                          THE              U.S. GOVERNMENT
                                                      MONEY MARKET        SECURITIES MONEY
                                                        PORTFOLIO         MARKET PORTFOLIO
                                                     --------------------------------------
Period ended December 31, 2005
 Shares sold ..................................      $ 3,139,751,857       $    18,500,886
 Shares issued in reinvestment of distributions          101,283,995             1,733,081
 Shares redeemed ..............................       (3,291,392,759)          (33,059,172)
                                                     --------------------------------------
 Net increase (decrease) ......................      $   (50,356,907)      $   (12,825,205)
                                                     ======================================
Period ended June 30, 2005
 Shares sold ..................................      $ 5,623,149,272       $    52,184,664
 Shares issued in reinvestment of distributions          119,380,707             2,240,711
 Shares redeemed ..............................       (5,571,444,725)          (61,478,531)
                                                     --------------------------------------
 Net increase (decrease) ......................      $   171,085,254       $    (7,053,156)
                                                     ======================================


                                                          Semiannual Report | 29

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Portfolios are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust and the Franklin Federal Money Fund, and of the following subsidiaries:

------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                               Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

The Portfolios pay an investment management fee to Advisers of 0.15% per year of the average daily net assets of each Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolios and is not paid by the Portfolios for the services.

C. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.

D. OTHER AFFILIATED TRANSACTIONS

At December 31, 2005, the shares of The Money Market Portfolio were owned by the following funds:

                                                               ----------------------------------
                                                                                 PERCENTAGE OF
                                                                    SHARES     OUTSTANDING SHARES
                                                               ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ....      3,829,069,311      68.06%
Franklin Money Fund .......................................      1,559,471,151      27.72%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund        144,730,938       2.57%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund ...............................................         92,851,111       1.65%

At December 31, 2005, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                               ----------------------------------
                                                                                 PERCENTAGE OF
                                                                     SHARES    OUTSTANDING SHARES
                                                               ----------------------------------
Franklin Federal Money Fund ...............................        97,936,193        100.00%


30 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the period ended December 31, 2005, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

At December 31, 2005, the cost of investments for book and income tax purposes was the same.

6. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.


Semiannual Report | 31

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


32 | Semiannual Report

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.




      Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      Item 4. Principal Accountant Fees and Services. N/A

      Item 5. Audit Committee of Listed Registrants. N/A

      Item 6. Schedule of Investments. N/A

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

      Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

      Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

      Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    February 21, 2006


By /S/ GALEN G. VETTER
      Galen G. Vetter
      Chief Financial Officer
Date    February 21, 2006